Shareholder Report, Line Graph (Details) 192610_NETLease Corporate Real Estate ETF_TF_TSR Annual {TF} - USD ($)								12 Months Ended
	Feb. 28, 2025	Feb. 29, 2024	Feb. 28, 2023	Feb. 28, 2022	Feb. 28, 2021	Feb. 29, 2020	Mar. 21, 2019	Feb. 28, 2026
Colterpoint Net Lease Real Estate ETF
Account Value [Line Items]
Line Graph and Table Measure Name								Colterpoint Net Lease Real Estate ETF NAV
Accumulated Value	$ 13,054	$ 11,211	$ 12,196	$ 12,821	$ 11,582	$ 10,796	$ 10,000	$ 14,615
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								S&P 500 TR
Accumulated Value	22,966	19,396	14,868	16,107	13,839	10,541	10,000	$ 26,868
Fundamental Income Net Lease Real Estate TR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Fundamental Income Net Lease Real Estate TR Index
Accumulated Value	13,574	11,575	12,530	13,091	11,749	10,863	10,000	$ 15,300
Dow Jones U.S. Real Estate Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Dow Jones U.S. Real Estate Total Return Index
Accumulated Value	$ 13,638	$ 11,909	$ 11,295	$ 12,805	$ 10,704	$ 10,475	$ 10,000	$ 14,442